Schedule of income tax provision (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Deferred	$ (588,483)	$ (227,246)
Change in valuation allowance	$ 588,483	$ 227,246